Stock-Based Compensation - U.S. Cellular, Stock option rollforward schedules (Details) - U.S. Cellular Long-Term Incentive Plans - Common Shares - Stock Options - USD ($)
$ / shares in Units, $ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock compensation, stock option rollforward schedule, number of shares
Outstanding, beginning of period (in shares)	806,000
Exercisable options, beginning of period (in shares)	420,000
Exercised options (in shares)	(339,000)
Expired options (in shares)	(7,000)
Outstanding, end of period (in shares)	460,000	806,000
Exercisable options, end of period (in shares)	460,000	420,000
Stock compensation, stock option rollforward schedule, other information
Options outstanding, beginning of period - weighted average exercise price (USD per share)	$ 43.10
Options exercisable, beginning of period - weighted average exercise price (USD per share)	42.39
Options exercised, weighted average exercise price (USD per share)	44.27
Options expired, weighted average exercise price (USD per share)	45.87
Options outstanding, end of period - weighted average exercise price (USD per share)	42.20	$ 43.10
Options exercisable, end of period - weighted average exercise price (USD per share)	$ 42.20	$ 42.39
Aggregate intrinsic value, options outstanding	$ 0
Aggregate intrinsic value, options exercisable	$ 0
Weighted average remaining contractual life, outstanding	4 years 10 months 24 days
Weighted average remaining contractual life, exercisable	4 years 10 months 24 days
Aggregate intrinsic value, options exercised	$ 3	$ 19	$ 1